FAIR VALUES OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
FAIR VALUES OF FINANCIAL INSTRUMENTS [Abstract]
Estimated Fair Values and Recorded Book Balances
The estimated recorded book balances and fair values at December 31 follow:

			Fair Value Using
	Recorded Book Balance	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un- observable Inputs (Level 3)
	(In thousands)
2018
Assets
Cash and due from banks	$23,350	$23,350	$23,350	$-	$-
Interest bearing deposits	46,894	46,894	46,894	-	-
Interest bearing deposits - time	595	594	-	594	-
Equity securities at fair value	393	393	393	-	-
Securities available for sale	427,926	427,926	-	427,926	-
Federal Home Loan Bank and Federal Reserve Bank Stock	18,359	NA	NA	NA	NA
Net loans and loans held for sale	2,643,856	2,606,256	41,471	44,753	2,520,032
Accrued interest receivable	10,164	10,164	22	1,789	8,353
Derivative financial instruments	5,155	5,155	-	5,155	-

Liabilities
Deposits with no stated maturity (1)	$2,197,494	$2,197,494	$2,197,494	$-	$-
Deposits with stated maturity (1)	715,934	711,312	-	711,312	-
Other borrowings	25,700	25,706	-	25,706	-
Subordinated debentures	39,388	35,021	-	35,021	-
Accrued interest payable	1,646	1,646	114	1,532	-
Derivative financial instruments	2,326	2,326	-	2,326	-

2017
Assets
Cash and due from banks	$36,994	$36,994	$36,994	$-	$-
Interest bearing deposits	17,744	17,744	17,744	-	-
Interest bearing deposits - time	2,739	2,740	-	2,740	-
Trading securities	455	455	455	-	-
Securities available for sale	522,925	522,925	898	522,027	-
Federal Home Loan Bank and Federal Reserve Bank Stock	15,543	NA	NA	NA	NA
Net loans and loans held for sale	2,035,666	1,962,937	-	39,436	1,923,501
Accrued interest receivable	8,609	8,609	1	2,192	6,416
Derivative financial instruments	3,080	3,080	-	3,080	-

Liabilities
Deposits with no stated maturity (1)	$1,845,716	$1,845,716	$1,845,716	$-	$-
Deposits with stated maturity (1)	554,818	551,489	-	551,489	-
Other borrowings	54,600	54,918	-	54,918	-
Subordinated debentures	35,569	29,946	-	29,946	-
Accrued interest payable	892	892	48	844	-
Derivative financial instruments	1,292	1,292	-	1,292	-

(1)
Deposits with no stated maturity include reciprocal deposits with a recorded book balance of $123.080 million and $12.992 million at December 31, 2018 and 2017, respectively. Deposits with a stated maturity include reciprocal deposits with a recorded book balance of $58.992 million and $37.987 million at December 31, 2018 and 2017, respectively.